Consolidated Statements of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue	€ 2,097,429	€ 1,804,690	€ 1,491,911
Cost of sales	(857,723)	(744,013)	(566,118)
Gross profit	1,239,706	1,060,677	925,793
Operating expenses
Selling and distribution expenses	(563,666)	(507,122)	(455,851)
General and administrative expenses	(125,159)	(113,444)	(171,388)
Foreign exchange loss	(1,953)	(19,641)	(36,056)
Other income (expense), net	616	612	(1,810)
Profit from operations	549,544	421,082	260,688
Finance cost, net	(79,564)	(127,300)	(107,036)
Profit before tax	469,980	293,782	153,652
Income tax expense	(121,653)	(102,180)	(78,630)
Net profit	348,327	191,602	75,022
Items that will be reclassified to profit (loss) if certain conditions are met:
Cumulative translation adjustment loss	(74,427)	(62,432)	(97,301)
Items that are reclassified to profit (loss):
Net position of fair value changes of the cash flow hedge		345	(345)
Other comprehensive loss, net of tax	(74,427)	(62,087)	(97,646)
Total comprehensive income (loss)	€ 273,900	€ 129,515	€ (22,624)
Earnings per share
Basic	€ 1.87	€ 1.02	€ 0.41
Diluted	€ 1.87	€ 1.02	€ 0.41